Marketable Securities (Summary of Investment Securities in an Unrealized Loss Position) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Investments, Debt and Equity Securities [Abstract]
Unrealized Losses, Less than 12 months	$ (99)
Unrealized Losses, 12 months or more	(580)
Unrealized Losses, Total	(679)
Fair value, Less than 12 months	8,690
Fair value, 12 months or more	15,395
Fair value, Total	$ 24,085